As Filed with the Securities and Exchange Commission on January 8, 2014

File Nos. 333-114423

811-21558

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 17	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 18	☒

(Check appropriate box or boxes)

PIONEER SHORT TERM INCOME FUND

(formerly, Pioneer Short Term Bond Fund)

(Exact Name of Registrant as Specified in Charter)

60 State Street,

Boston, Massachusetts 02109

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code:

(617) 742-7825

Terrence J. Cullen,

Pioneer Investment Management, Inc.,

60 State Street,

Boston, Massachusetts 02109

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on [date] pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on [date] pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on [date] pursuant to paragraph (a)(2)of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Fund certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) of the Securities Act of 1933. The fund has duly caused this Post-Effective Amendment No. 17 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 8th day of January, 2014.

PIONEER SHORT TERM INCOME FUND

By:	/s/ Daniel K. Kingsbury
Daniel K. Kingsbury Executive Vice President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated below on January 8, 2014:

Signature	Title

Mark E. Bradley* Mark E. Bradley	Treasurer (Principal Financial and Accounting Officer)

David R. Bock* David R. Bock	Trustee

Benjamin M. Friedman* Benjamin M. Friedman	Trustee

Margaret B.W. Graham* Margaret B.W. Graham	Trustee

/s/ Daniel K. Kingsbury Daniel K. Kingsbury	President (Principal Executive Officer) and Trustee

Thomas J. Perna* Thomas J. Perna	Chairman of the Board and Trustee

Marguerite A. Piret* Marguerite A. Piret	Trustee

Stephen K. West* Stephen K. West	Trustee

*By:	/s/ Daniel K. Kingsbury	Dated:	January 8, 2014
Daniel K. Kingsbury Attorney-in-Fact

EXHIBIT INDEX

Index Number	Description of Index

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Document

EX-101.DEF	XBRL Taxonomy Extension Definition Document

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase